Cash Flow Information (Schedule Of Other Supplementary Cash Flow Information) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest paid	$ 9,843	$ 9,147
Income taxes paid	$ 2,418	$ 7,991